Document and Entity Information	9 Months Ended
Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	OWLHEAD MINERALS CORP.
Entity Central Index Key	0001578523
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Filer Category	Smaller Reporting Company